Equity	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Equity
33.	Equity

(a)	Equity as of December 31, 2024 and 2025 are as follows:

	2024		2025
Capital stock (*1):
Ordinary shares	~~W~~	2,695,586	2,695,586
Preferred shares		274,055	274,055

		2,969,641	2,969,641

Hybrid bond		4,600,121	4,749,837

Capital surplus:
Share premium		11,352,744	11,352,744
Others		742,224	745,814

		12,094,968	12,098,558

Capital adjustments		(807,114)	(1,180,080)

Accumulated other comprehensive income, net of tax:
Loss on financial assets at FVOCI		(2,314,518)	(3,752,987)
Equity in other comprehensive loss of associates		5,701	(11,035)
Foreign currency translation adjustments for foreign operations		296,489	152,539
Net loss from cash flow hedges		3,406	(169,697)
Remeasurement of net defined benefit liabilities (assets)		(354,087)	(348,506)
Changes in own credit risk on financial liabilities designated under fair value option		(5,569)	(4,468)
Net finance income on insurance contract assets (liabilities)		532,388	1,801,274
Net finance income on reinsurance contract assets (liabilities)		11,750	(141,933)

		(1,824,440)	(2,474,813)

Retained earnings (*2), (*3), (*4)		39,020,580	41,796,129
Non-controlling interest (*5)		2,767,277	2,413,052

	~~W~~	58,821,033	60,372,324

(*1)	Due to profit retirement, the capital is different from the total face value of issued stocks.
(*2)
As of December 31, 2024 and 2025, profits reserved by the Group in accordance with Article 53 of the Financial Holding Companies Act amounted to
~~W~~
2,865,461 million and
~~W~~
2,969,641 million, respectively.

(*3)	As of December 31, 2024 and 2025, the regulatory reserve for loan losses the Group appropriated in retained earnings are ~~W~~ 20,656 million and ~~W~~ 20,462 million, respectively.
(*4)	As of December 31, 2025, profit dividends within retained earnings of subsidiaries of the Group restricted in accordance with laws, etc. are amounted to ~~W~~ 20,888,870 million.
(*5)
As of December 31, 2024 and 2025, the total amounts of hybrid bonds that Shinhan Bank, Jeju Bank, Shinhan Capital Co., Ltd. and Shinhan Life Insurance Co., Ltd. issued are
~~W~~
2,587,478 million and
~~W~~
2,148,630 million, respectively, and are recognized as
non-controlling
interests. And, for the years ended

December 31, 2024 and 2025, the amounts of dividends paid for the hybrid bonds of Shinhan Bank, Jeju Bank, Shinhan Capital Co., Ltd. and Shinhan Life Insurance Co., Ltd.
~~W~~
104,400 million and
~~W~~
106,713 million, respectively, are allocated to profit attributed to non-controlling
interest.

(b)	Capital stock

i)	Capital stock of the Group as of December 31, 2024 and 2025 are as follows:

	2024			2025
Number of authorized shares			1,000,000,000		1,000,000,000
Types of stock		Ordinary shares	Preferred shares	Ordinary shares	Preferred shares
Par value per share in won	~~W~~	5,000	—	5,000	—
Number of issued ordinary shares		503,445,325	—	485,494,934	—
Capital stock (*)	~~W~~	2,695,586	274,055	2,695,586	274,055

(*)	Due to profit retirement, the capital is different from the total face value of issued stocks.

ii)	The details of changes in the number of ordinary shares outstanding as of December 31, 2024 and 2025 are as follows:

	2024		2025
Beginning balance	~~W~~	512,753,119	498,859,764
Increase		6,353	—
Decrease		(13,899,708)	(21,702,365)

Ending balance	~~W~~	498,859,764	477,157,399

(c)	Hybrid bonds
Hybrid bonds classified as other equity instruments as of December 31, 2024 and 2025 are as follows:

	Issue date	Maturity date	Interest rate (%)	2024		2025
KRW	June 25, 2015	June 25, 2045	4.38	~~W~~	199,455	—
	September 15, 2017	Perpetual bond	4.25		89,783	89,783
	April 13, 2018	Perpetual bond	4.56		14,955	14,955
	September 17, 2020	Perpetual bond	3.12		448,699	—
	March 16, 2021	Perpetual bond	2.94		429,009	429,009
	March 16, 2021	Perpetual bond	3.30		169,581	169,581
	January 25, 2022	Perpetual bond	3.90		560,438	560,438
	January 25, 2022	Perpetual bond	4.00		37,853	37,853
	August 26, 2022	Perpetual bond	4.93		343,026	343,026
	August 26, 2022	Perpetual bond	5.15		55,803	55,803
	January 30, 2023	Perpetual bond	5.14		398,831	398,831
	July 13, 2023	Perpetual bond	5.40		498,815	498,815
	January 31, 2024	Perpetual bond	4.49		398,833	398,833
	September 12, 2024	Perpetual bond	4.00		399,033	399,033
	February 13, 2025	Perpetual bond	3.90		—	398,835
	September 9, 2025	Perpetual bond	3.26		—	399,035

USD	May 12, 2021	Perpetual bond	2.88		556,007	556,007

				~~W~~	4,600,121	4,749,837

(*)	For the year ended December 31, 2025, the deduction for capital related to hybrid bonds issued is ~~W~~ 2,131 million.
The hybrid bonds above can be repaid early after 5 or 10 years from the date of issuance, and the Group has an unconditional right to extend the maturity under the same condition or change them to perpetual bonds.

(d)	Capital adjustments

i)	Changes in capital adjustments for the years ended December 31, 2024 and 2025 are as follows:

	2024		2025
Beginning balance	~~W~~	(658,664)	(807,114)
Acquisition of treasury stocks		(700,000)	(1,250,001)
Disposal and retirement of treasury stocks		450,297	900,000
Redemption of hybrid bonds		102,143	(1,322)
Other transactions with owners		(890)	(21,643)

Ending balance	~~W~~	(807,114)	(1,180,080)

ii)	Details of treasury stock acquisition for the years ended December 31, 2024 and 2025 are as follows:

	2024			2025
	The number of shares	Carrying amount		The number of shares	Carrying amount
Beginning balance	6,352	~~W~~	227	4,585,561	~~W~~	250,000
Acquisition	13,899,708		700,000	21,702,365		1,250,001
Disposal	(6,353)		(227)	—		—
Retirement (*)	(9,314,146)		(450,000)	(17,950,391)		(900,000)

Ending balance	4,585,561	~~W~~	250,000	8,337,535	~~W~~	600,001

(*)
For the year ended December 31, 2024, the Group acquired treasury stocks for retirement and completed the retirement of 3,366,257 shares and 5,947,889 shares on March 22, 2024 and November 1, 2024, respectively. For the year ended December 31, 2025, the Group acquired treasury stocks for retirement and completed the retirement of 7,603,260 shares and 10,347,131 shares on April 29, 2025 and June 26, 2025, respectively.

(e)	Accumulated other comprehensive income
Changes in accumulated other comprehensive income for the years ended December 31, 2023, 2024 and 2025 are as follows:

	2023
	Items that are or may be reclassified to profit or loss							Items that will never be reclassified to profit or loss				Total
	Gain (loss) on securities at FVOCI		Equity in other comprehensive income (expense) of associates	Foreign currency translation adjustments for foreign operations	Net gain (loss) from cash flow hedges	Net finance Income (expense) on insurance contract assets (liabilities)	Net finance Income (expense) on reinsurance contract assets (liabilities)	Remeasure -ments of the defined benefit plans	Equity in other comprehensive income (expense) of associates	Gain (loss) on securities at FVOCI	Gain (loss) on financial liabilities designated at FVTPL attributable to changes in credit risk
Beginning balance	~~W~~	(6,786,650)	(8,135)	(112,283)	(96,388)	5,039,081	34,045	(91,993)	9	116,719	(5,155)	(1,910,750)
Change due to fair value		3,862,277	9,738	—	—	(2,961,019)	(28,283)	—	—	1,459	4,011	888,183
Reclassification:
Change due to impairment or disposal		465,343	—	—	—	—	—	—	—	4,199	5,077	474,619
Effect of hedge accounting		—	—	—	(69,484)	—	—	—	—	—	—	(69,484)
Hedging		(28,044)	—	(3,903)	152,927	—	—	—	—	—	—	120,980
Effects from changes in foreign exchange rate		—	—	2,316	—	—	—	—	—	2,862	—	5,178
Remeasurements of the net defined benefit plans		—	—	—	—	—	—	(272,792)	—	—	—	(272,792)
Deferred income taxes		(1,137,032)	(2,582)	(4,658)	(22,163)	788,561	7,511	71,935	—	(3,402)	(465)	(302,295)
Transfer to other account		—	—	—	—	—	—	—	—	3,055	(7,352)	(4,297)
Non-controlling interests		(4,328)	—	11	—	—	—	522	—	—	—	(3,795)

Ending balance	~~W~~	(3,628,434)	(979)	(118,517)	(35,108)	2,866,623	13,273	(292,328)	9	124,892	(3,884)	(1,074,453)

	2024
	Items that are or may be reclassified to profit or loss							Items that will never be reclassified to profit or loss				Total
	Gain (loss) on securities at FVOCI		Equity in other comprehensive income (expense) of associates	Foreign currency translation adjustments for foreign operations	Net gain (loss) from cash flow hedges	Net finance Income (expense) on insurance contract assets (liabilities)	Net finance Income (expense) on reinsurance contract assets (liabilities)	Remeasure -ments of the defined benefit plans	Equity in other comprehensive income (expense) of associates	Gain (loss) on securities at FVOCI	Gain (loss) on financial liabilities designated at FVTPL attributable to changes in credit risk
Beginning balance	~~W~~	(3,628,434)	(979)	(118,517)	(35,108)	2,866,623	13,273	(292,328)	9	124,892	(3,884)	(1,074,453)
Change due to fair value		1,465,249	16,732	—	—	(3,171,476)	(2,077)	—	—	55,179	(8,616)	(1,645,009)
Reclassification:
Change due to impairment or disposal		119,594	—	(593)	—	—	—	—	—	—	—	119,001
Effect of hedge accounting		—	—	—	(582,424)	—	—	—	—	—	—	(582,424)
Hedging		(30,371)	—	(221,221)	634,645	—	—	—	—	—	—	383,053
Effects from changes in foreign exchange rate		—	(7,668)	624,565	—	—	—	—	—	13,017	—	629,914
Remeasurements of the net defined benefit plans		—	—	—	—	—	—	(83,937)	—	—	—	(83,937)
Deferred income taxes		(407,849)	(2,393)	13,431	(13,707)	837,241	554	21,794	—	(17,609)	2,275	433,737
Transfer to other account		—	—	—	—	—	—	—	—	(7,329)	4,656	(2,673)
Non-controlling interests		(857)	—	(1,176)	—	—	—	384	—	—	—	(1,649)

Ending balance	~~W~~	(2,482,668)	5,692	296,489	3,406	532,388	11,750	(354,087)	9	168,150	(5,569)	(1,824,440)

	2025
	Items that are or may be reclassified to profit or loss							Items that will never be reclassified to profit or loss				Total
	Gain (loss) on securities at FVOCI		Equity in other comprehensive income (expense) of associates	Foreign currency translation adjustments for foreign operations	Net gain (loss) from cash flow hedges	Net finance Income (expense) on insurance contract assets (liabilities)	Net finance Income (expense) on reinsurance contract assets (liabilities)	Remeasure -ments of the defined benefit plans	Equity in other comprehensive income (expense) of associates	Gain (loss) on securities at FVOCI	Gain (loss) on financial liabilities designated at FVTPL attributable to changes in credit risk
Beginning balance	~~W~~	(2,482,668)	5,692	296,489	3,406	532,388	11,750	(354,087)	9	168,150	(5,569)	(1,824,440)
Change due to fair value		(2,181,955)	(24,731)	—	—	1,748,614	(211,730)	—	—	225,514	(4,163)	(448,451)
Reclassification:
Change due to impairment or disposal		(47,293)	662	—	—	—	—	—	—	—	—	(46,631)
Effect of hedge accounting		—	—	—	(27,149)	—	—	—	—	—	—	(27,149)
Hedging		(19,262)	—	59,096	(216,152)	—	—	—	—	—	—	(176,318)
Effects from changes in foreign exchange rate		—	1,107	(199,597)	—	—	—	—	—	(696)	—	(199,186)
Remeasurements of the net defined benefit plans		—	—	—	—	—	—	(181)	—	—	—	(181)
Deferred income taxes		648,218	6,226	(3,787)	70,198	(479,728)	58,047	5,505	—	(61,788)	1,511	244,402
Transfer to other account		—	—	—	—	—	—	—	—	(2,923)	3,753	830
Non-controlling interests		1,716	—	338	—	—	—	257	—	—	—	2,311

Ending balance	~~W~~	(4,081,244)	(11,044)	152,539	(169,697)	1,801,274	(141,933)	(348,506)	9	328,257	(4,468)	(2,474,813)

(f)	Appropriation of retained earnings
The appropriation of retained earnings for the years ended December 31, 2024 and 2025 are as follows:

	2024		2025
Date of appropriation:	March 26, 2025		March 26, 2026
Unappropriated retained earnings:
Balance at beginning of year	~~W~~	4,672,650	4,472,618
Retirement of treasury stock		(450,402)	(900,070)
Dividend to hybrid bonds		(176,945)	(197,932)
Interim dividends		(820,287)	(828,228)
Profit for the year		1,619,867	2,385,457

		4,844,883	4,931,845

Transfer from voluntary reserves
Loan loss reserve reversal amount		194	2,754

		4,845,077	4,934,599

Appropriation of retained earnings:
Legal reserve		104,180	—
Dividends on ordinary shares paid		267,755	417,502
Loss on redemption of hybrid bonds		524	1,846

		372,459	419,348

Unappropriated retained earnings to be carried over to subsequent year	~~W~~	4,472,618	4,515,251

(*)	These statements of appropriation of retained earnings are based on the separate financial statements of Shinhan Financial Group.

(g)	Regulatory reserve for loan losses
In accordance with Regulations for the Supervision of Financial Institutions, the Group reserves the difference between allowance for credit losses by IFRS and that as required by the Regulations at the account of regulatory reserve for loan losses in retained earnings.
i) Changes in regulatory reserve for loan losses including
non-controlling
interests for the years ended December 31, 2024 and 2025 are as follows:

	2024		2025
Beginning balance	~~W~~	3,456,487	3,969,339
Expected regulatory reserve for loan losses		512,852	274,226

Ending balance	~~W~~	3,969,339	4,243,565

ii) Profit attributable to equity holders of Shinhan Financial Group and earnings per share after factoring in regulatory reserve for loan losses for the years ended December 31, 2024 and 2025 are as follows:

	2024		2025
Profit attributable to equity holders of Shinhan Financial Group	~~W~~	4,450,177	4,971,561
Provision for regulatory reserve for loan losses		(512,278)	(268,536)

Profit attributable to equity holders of Shinhan Financial Group adjusted for regulatory reserve	~~W~~	3,937,899	4,703,025

Basic and diluted earnings per share adjusted for regulatory reserve in won (*)		7,779	9,260

(*)	Dividends for hybrid bonds are deducted.